COMMITMENTS AND CONTINGENT LIABILITIES (Schedule Of Minimum Future Payments Due Under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Premises Leases [Member]
First year	$ 1,016
Second year	1,016
Third year	265
Fourth year	115
Fifth year and thereafter	155
Total minimum future payments	2,567
Other Agreements [Member]
First year	639
Second year	436
Third year	178
Fourth year	2
Fifth year and thereafter	3
Total minimum future payments	$ 1,258